BETTER 10K - FAIR VALUE MEASUREMENTS - Quantitative Information about Significant Unobservable Inputs (Details) - Fair Value, Inputs, Level 3	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022 Year	Dec. 31, 2021 Year
Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.0469
Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.75
Minimum | Measurement Input, Pull Through Factor | IRLs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.1027	0.1466		0.0501
Minimum | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.0394		0.0019
Minimum | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.404		0.328
Minimum | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		4.24	4.24	0.5
Minimum | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		10.63
Measurement input, warrants		0.00		6.80
Maximum | Measurement Input, Pull Through Factor | IRLs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.9749	0.9657		0.9943
Maximum | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.0404		0.0073
Maximum | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		1.238		1.203
Maximum | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		5.74	5.74	2.0
Maximum | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		19.05
Measurement input, warrants		6.60		29.42
Weighted average | Measurement Input, Pull Through Factor | IRLs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, derivatives	0.851	0.796		0.835
Weighted average | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.0469
Measurement input, warrants		0.0400		0.0027
Weighted average | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, warrants		0.650		0.650
Weighted average | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		0.75
Measurement input, warrants		4.8	4.8	0.7
Weighted average | Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, bifurcated derivatives		9.77
Measurement input, warrants		1.60		14.91